Costs and expenses by nature: (Details) $ in Thousands, $ in Millions		1 Months Ended	12 Months Ended
		Sep. 20, 2017 USD ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)
Expenses by nature [abstract]
Termination benefits (Note 18.17)			$ 1,595	$ 1,984	$ 1,237
Short term benefits			1,118,926	772,129	531,246
Employees' statutory profit sharing			8,052	6,359	6,126
Electric power			458,827	234,879	108,910
Maintenance and conservation			673,603	401,479	229,904
Professional fees			306,169	217,930	103,918
Insurance and bonds			200,477	86,838	30,157
Surveillance services		$ 15	310,065	207,303	144,462
Cleaning services			229,003	142,531	90,285
Technical assistance (Note 15.4)			386,249	346,487	288,111
Right of use of assets under concession (DUAC)	[1]		898,253	468,695	344,939
Amortization and depreciation of intangible asset, furniture and equipment			1,760,741	1,166,114	529,660
Goodwill impairment (Note 8.1)				4,719,096
Consumption of commercial items			300,845	252,602	180,636
Construction services (Note 3.1.3)			935,774	1,898,550	2,116,954
Financial assets impairment				45,687
Other			177,330	144,322	114,347
Total aeronautical and non-aeronautical services costs, costs of construction services and administrative expenses			$ 7,765,909	$ 11,112,985	$ 4,820,892

[1]	As of December 31, 2016, DUAC corresponds to the consideration for the concession in México, which is equivalent to 5% of the gross revenues of each of the concessions, as of December 31, 2017, Ps406,733 correspond to the consideration for the concessions in México, Ps56,005 correspond to the consideration of the Airplan concession at 19% of gross revenues from the period October 19 to December 31, 2017, and Ps5,957 for the consideration of the Aerostar concession at 5% of the airportʼs gross receipts from May 31, to December 31, 2017, as of December 31, 2018, Ps458,290 correspond to México, Ps312,244 correspond to Airplan and Ps127,719 correspond to Aerostar.